Long-Term Investments - Schedule of Long-Term Investments - Schedule of Other Equity Securities, Cost Method (Detail) (USD $) In Thousands, unless otherwise specified	Dec. 31, 2014	Dec. 31, 2013
Long Term Investment [Line Items]
Other equity securities, cost method, Cost Basis	$ 1,566	$ 7,207
Ivanhoe Mines Ltd. [Member]
Long Term Investment [Line Items]
Other equity securities, cost method, Equity Interest	5.40%	6.40%
Other equity securities, cost method, Cost Basis	1,451	7,092
Other [Member]
Long Term Investment [Line Items]
Other equity securities, cost method, Cost Basis	$ 115	$ 115